Schedule of discontinued operations (Details) (Parenthetical) - CNY (¥)	Mar. 17, 2025	Jan. 31, 2022
Fujian Pingtan Ocean Fishery Group Co. Ltd [Member]
Equity method investment, ownership percentage	3.00%	3.00%
Wuxi Wangdao [Member]
Repayment of loan	¥ 10,700,000